Shareholder Report, Holdings (Details) - C000031492 [Member]	Dec. 31, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.68%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.75%